Debt to Affiliates (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
24% Promisssory Note Maturing In September 2009
Short-term Debt [Line Items]
Due to Related Parties	$ 33,000	$ 33,000
36% Percent Promissory Note Maturing In October 2009
Short-term Debt [Line Items]
Due to Related Parties	16,600	16,600
24% Demand Note
Short-term Debt [Line Items]
Due to Related Parties	100,000	100,000
12% Promissory Note Maturing In January 2013
Short-term Debt [Line Items]
Due to Related Parties	0	75,000
24% Promissory Note Maturing In May 2013
Short-term Debt [Line Items]
Due to Related Parties	0	264,000
24% Promissory Note Maturing In February 2013
Short-term Debt [Line Items]
Due to Related Parties	0	500,000
24% promissory note maturing in January 2013
Short-term Debt [Line Items]
Due to Related Parties	$ 0	$ 27,500